Paul, Weiss, Rifkind, Wharton & Garrison LLP

1285 Avenue of the Americas

New York, New York 10019-6064

March 2, 2015

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Taylor Morrison Home Corporation

Registration Statement on Form S-3

Ladies and Gentlemen:

On behalf of our client, Taylor Morrison Home Corporation (the “Company”), we are transmitting for filing with the Securities and Exchange Commission in electronic form the Registration Statement on Form S-3 (the “Registration Statement”).

The filing fee in respect of the Registration Statement has been paid.

Should you have any questions regarding the Registration Statement, please feel free to contact Kevin E. Manz at (212) 373-3101 or the undersigned at (212) 373-3025.

Very truly yours,

/s/ John C. Kennedy

John C. Kennedy

cc:	Darrell C. Sherman, Esq., Vice President and General Counsel

Taylor Morrison Home Corporation

Benjamin A. Aronovitch, Esq., Deputy General Counsel

Taylor Morrison Home Corporation